Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000006409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge
Account Value	$ 12,103	$ 12,103	$ 12,103	$ 11,093	$ 11,212	$ 12,293	$ 11,621	$ 11,527	$ 10,640	$ 10,541	$ 10,453	$ 9,850	$ 9,550
Average Annual Return, Percent	4.25%	0.04%	1.93%
C000006409 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Minnesota High-Yield Municipal Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.10%	0.97%	2.40%
C000006411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge
Account Value	$ 11,756	$ 11,756	$ 11,756	10,858	11,056	12,210	11,633	11,626	10,813	10,792	10,782	10,246	10,000
Average Annual Return, Percent	7.28%	0.21%	1.63%
C000006411 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Minnesota High-Yield Municipal Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.28%	0.21%	1.63%
C000135925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Account Value	$ 12,990	$ 12,990	$ 12,990	11,877	11,962	13,084	12,349	12,207	11,250	11,107	10,987	10,337	10,000
Average Annual Return, Percent	9.38%	1.24%	2.65%
C000135925 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.38%	1.24%	2.65%
C000006412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware National High-Yield Municipal Bond Fund (Class A) – including sales charge
Account Value	$ 14,064.84	$ 14,064.84	$ 14,064.84	12,493.45	12,738.56	14,230.71	12,682.59	12,546.71	11,530.55	11,108.72	11,030.21	10,002.58	9,550
Average Annual Return, Percent	7.47%	1.35%	3.47%
C000006412 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware National High-Yield Municipal Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	12.58%	2.29%	3.94%
C000006414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware National High-Yield Municipal Bond Fund (Class C) – including sales charge
Account Value	$ 13,650.92	$ 13,650.92	$ 13,650.92	12,220.17	12,550.83	14,130.6	12,693.86	12,640.6	11,705.62	11,361.89	11,374.99	10,395.44	10,000
Average Annual Return, Percent	10.71%	1.54%	3.16%
C000006414 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware National High-Yield Municipal Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	11.71%	1.54%	3.16%
C000074152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Account Value	$ 15,099.3	$ 15,099.3	$ 15,099.3	13,388.73	13,608.72	15,157.06	13,483.59	13,290.28	12,188.18	11,712.6	11,607.65	10,496.64	10,000
Average Annual Return, Percent	12.78%	2.56%	4.21%
C000074152 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware National High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	12.78%	2.56%	4.21%
C000006415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free California Fund (Class A) – including sales charge
Account Value	$ 12,621.29	$ 12,621.29	$ 12,621.29	11,475.97	11,376.92	12,708.76	11,883.71	11,696.29	10,830.95	10,723.56	10,655.85	9,895.48	9,550
Average Annual Return, Percent	5.06%	0.59%	2.36%
C000006415 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free California Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.98%	1.52%	2.83%
C000006417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free California Fund (Class C) – including sales charge
Account Value	$ 12,263.52	$ 12,263.52	$ 12,263.52	11,246.02	11,232.22	12,627.46	11,908.55	11,809.1	11,009.34	10,981.82	10,994.03	10,286.82	10,000
Average Annual Return, Percent	8.05%	0.74%	2.06%
C000006417 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free California Fund (Class C) – excluding sales charge
Average Annual Return, Percent	9.05%	0.74%	2.06%
C000135926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free California Fund (Institutional Class) – including sales charge
Account Value	$ 13,550.11	$ 13,550.11	$ 13,550.11	12,301.37	12,153.45	13,542.48	12,631.01	12,400.65	11,454.74	11,312.99	11,213.47	10,387.44	10,000.01
Average Annual Return, Percent	10.15%	1.77%	3.08%
C000135926 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free California Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	10.15%	1.77%	3.08%
C000006418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Idaho Fund (Class A) – including sales charge
Account Value	$ 11,850	$ 11,850	$ 11,850	10,853	10,909	12,120	11,424	11,225	10,471	10,413	10,365	9,809	9,550
Average Annual Return, Percent	4.31%	0.15%	1.71%
C000006418 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Idaho Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.19%	1.07%	2.18%
C000006420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Idaho Fund (Class C) – including sales charge
Account Value	$ 11,518	$ 11,518	$ 11,518	10,627	10,763	12,038	11,434	11,319	10,638	10,659	10,690	10,192	10,000
Average Annual Return, Percent	7.38%	0.34%	1.42%
C000006420 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Idaho Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.38%	0.34%	1.42%
C000135927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Idaho Fund (Institutional Class) – including sales charge
Account Value	$ 12,705	$ 12,705	$ 12,705	11,619	11,638	12,898	12,127	11,885	11,060	10,971	10,893	10,283	10,000
Average Annual Return, Percent	9.35%	1.33%	2.42%
C000135927 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Idaho Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.35%	1.33%	2.42%
C000006421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free New York Fund (Class A) – including sales charge
Account Value	$ 12,320	$ 12,320	$ 12,320	11,288	11,255	12,500	11,734	11,538	10,683	10,621	10,616	9,868	9,550
Average Annual Return, Percent	4.25%	0.37%	2.11%
C000006421 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free New York Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.14%	1.30%	2.58%
C000006423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free New York Fund (Class C) – including sales charge
Account Value	$ 11,967	$ 11,967	$ 11,967	11,046	11,088	12,411	11,739	11,631	10,849	10,867	10,945	10,249	10,000
Average Annual Return, Percent	7.34%	0.56%	1.81%
C000006423 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free New York Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.34%	0.56%	1.81%
C000135928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free New York Fund (Institutional Class) – including sales charge
Account Value	$ 13,226	$ 13,226	$ 13,226	12,076	12,012	13,319	12,471	12,222	11,298	11,194	11,162	10,349	10,000
Average Annual Return, Percent	9.52%	1.58%	2.84%
C000135928 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free New York Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.52%	1.58%	2.84%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 11,979	$ 11,778	$ 12,891	$ 12,468	$ 12,077	$ 11,108	$ 11,054	$ 10,958	$ 10,252	$ 10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%